FINANCIAL INSTRUMENTS - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	86.00%
Concentration risk, percentage	32.00%	28.90%	33.70%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	77.00%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.30%	10.20%	10.20%